                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2011
                  Check here if Amendment [ ] Amendment Number:
                                                                ---------

                        This Amendment (Check only one):
                            [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Torchmark Corporation
Address:  3700 South Stonebridge Drive
          McKinney, Texas 75070

Form 13F File Number: 28-1112

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:     Carol A. McCoy
Title:    Vice President, Associate Counsel & Secretary
Phone:    205-325-4243

Signature, Place and Date of Signing:


/s/ Carol A. McCoy
--------------------------------------------------------------------------------
(Signature)
Birmingham, AL
August 9, 2011


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers: 0


Form 13F Information Table Entry Total: 29


Form 13F Information Table Value Total:

          $75,564 (thousands)



List of Other Included Managers:  None

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

            Column 1      Column 2  Column 3   Column 4           Column 5           Column 6  Column 7          Column 8
                                                                                                             Voting authority
           Name of        Title of               Value    Shrs or                   Investment  Other        ----------------
           Issuer          Class     CUSIP     (x $1000)  prn amt  SH/PRN  Put/Call Discretion Managers Sole      Shared       None
      ------------------- -------- ----------- --------- --------- ------- -------- ---------- -------- ---- ---------------- -----
  1   AFLAC INC            COMMON   001055102       2521    54000    SH                SOLE              X
  2   ALTRIA GROUP INC     COMMON   02209S103       2218    84000    SH                SOLE              X
  3   AMERICAN EXPRESS CO  COMMON   025816109       2740    53000    SH                SOLE              X
  4   ARCHER DANIELS
      MIDLAND CO           COMMON   39483102        1327    44000    SH                SOLE              X
  5   ARGO GROUP
      INTERNATIONAL
      HOLDINGS LTD.        COMMON   G0464B107        314    10561    SH                SOLE              X
  6   AT&T INC             COMMON   00206R102       1571    50000    SH                SOLE              X
  7   BALL CORP            COMMON   058498106       1692    44000    SH                SOLE              X
  8   BECTON DICKINSON CO  COMMON   075887109        862    10000    SH                SOLE              X
  9   CVS CORP             COMMON   126650100       1466    39000    SH                SOLE              X
  10  GENERAL ELECTRIC CO  COMMON   369604103       1264    67000    SH                SOLE              X
  11  GENERAL MILLS INC    COMMON   370334104       2382    64000    SH                SOLE              X
  12  GILEAD SCIENCES INC  COMMON   375558103        663    16000    SH                SOLE              X
  13  HARRIS CORP          COMMON   413875105        811    18000    SH                SOLE              X
  14  HORMEL FOODS CORP    COMMON   440452100        268     9000    SH                SOLE              X
  15  IBM CORP             COMMON   459200101       9950    58000    SH                SOLE              X
  16  JM SMUCKER CO        COMMON   832696405       1605    21000    SH                SOLE
  17  JOHNSON & JOHNSON    COMMON   478160104       3459    52000    SH                SOLE              X
  18  KIMBERLY CLARK CORP  COMMON   494368103       1597    24000    SH                SOLE              X
  19  KRAFT FOODS INC.     COMMON   50075N104       3030    86000    SH                SOLE              X
  20  L-3 COMMUNICATIONS
      HLDG INC             COMMON   502424104       2449    28000    SH                SOLE              X
  21  MCDONALD'S CORP      COMMON   580135101        506     6000    SH                SOLE              X
  22  MEDTRONIC INC        COMMON   585055106       2004    52000    SH                SOLE              X
  23  MICROSOFT CORP       COMMON   594918104       2028    78000    SH                SOLE              X
  24  PROCTOR & GAMBLE CO  COMMON   742718109        509     8000    SH                SOLE              X
  25  TARGET CORP          COMMON   87612E106       3002    64000    SH                SOLE              X
  26  TORCHMARK CORP       COMMON   891027104      16741   261000    SH                SOLE              X
  27  UNIVERSAL CORP       COMMON   913456109       1281    34000    SH                SOLE              X
  28  US BANCORP           COMMON   902973304       3265   128000    SH                SOLE              X
  29  WAL-MART STORES INC  COMMON   931142103       4039    76000    SH                SOLE              X